UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2946


                    DREYFUS MUNICIPAL MONEY MARKET FUND, INC.
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000


Date of fiscal year end: 5/31


Date of reporting period: 11/30/03



                                         FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

      Dreyfus
      Municipal Money
      Market Fund, Inc.

      SEMIANNUAL REPORT November 30, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY (SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            16   Statement of Assets and Liabilities

                            17   Statement of Operations

                            18   Statement of Changes in Net Assets

                            19   Financial Highlights

                            20   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                              Dreyfus Municipal
                                                        Money Market Fund, Inc.

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Municipal Money Market Fund, Inc. covers the six-month period from June 1, 2003, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board has repeatedly affirmed its commitment to low short-term interest rates, and yields of tax-exempt money market instruments have remained near historical lows.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.


Sincerely,



/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did Dreyfus Municipal Money Market Fund, Inc. perform during the period?

For the six-month period ended November 30, 2003, the fund produced a 0.47% annualized yield. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.47%.(1)

The fund's performance was primarily the result of declining short-term interest rates, including a late-June reduction in the federal funds rate to 1%, a 45-year low. However, a rising supply of tax-exempt money market instruments kept yields high relative to historical norms measured against comparable taxable money market securities.

What is the fund's investment approach?

The fund seeks as high a level of current income exempt from federal income tax as is consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio consisting substantially of high-quality, tax-exempt money market instruments from issuers throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which generally are issued with maturities in the one-year range, may in turn lengthen the fund's average maturity. If we anticipate limited new-issue supply,

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

we may then look to extend the fund's average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

Despite early signs of stronger economic growth, yields of tax-exempt money market funds continued to fall through the spring of 2003 as investors anticipated further interest-rate reductions. Indeed, in late June the Federal Reserve Board (the "Fed") reduced short-term interest rates to 1% and indicated that it intended to keep interest rates low for the foreseeable future to help stimulate a more robust economic recovery and guard against potential deflationary pressures. As a result, yields of high-quality, tax-exempt securities with maturities ranging from overnight to one year fell below 1%.

When new evidence of a sustainable economic recovery began to emerge in the summer, longer-term bond prices fell. In fact, the U.S. Commerce Department later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003. Nonetheless, money market securities remained anchored by the 1% federal funds rate and the Fed's repeated affirmation of its accommodative monetary policy, and tax-exempt yields remained relatively stable during the reporting period.

In addition, the economy's recent strength has not yet translated into better fiscal conditions for most states and local governments, and tax receipts have continued to fall short of projections. Many states and municipalities have issued short-term debt securities to bridge their budget gaps, and the rising supply of newly issued instruments has helped make yields of tax-exempt money market securities more attractive relative to their taxable counterparts. At times during the reporting period, tax-exempt money market securities provided 100% of the yield of comparable taxable money market securities.


For much of the reporting period, we maintained the fund's weighted average maturity in a range we considered to be longer than average. To capture incrementally higher yields, we purchased insured municipal bonds, notes and commercial paper with maturities between three and nine months.(2) These securities complemented the fund's holdings of variable-rate demand notes (VRDNs), on which yields are reset daily or weekly.

What is the fund's current strategy?

We recently reduced the fund's weighted average maturity to position the fund for seasonal factors that typically affect tax-exempt money market instruments at year-end. In addition, because yield differences between very short-term instruments and one-year notes recently have been narrow compared to historical norms, it has made little sense to us to extend the fund's weighted average maturity. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

December 15, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2003 (Unaudited)



                                                                                             Principal
TAX EXEMPT INVESTMENTS--99.2%                                                                 Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ARIZONA--2.3%

Arizona Health Facilities Authority, Health Care Facilities

  Revenue, VRDN (The Terraces Project)

   1.10% (LOC; Lloyds TSB Bank PLC)                                                           7,510,000  (a)           7,510,000

Maricopa County Industrial Development Authority, MFHR

   (San Clemente Apartments Project)
   1.16%, 4/15/2004 (GIC; Transamerica Finance)                                               6,000,000                6,000,000

Phoenix Industrial Development Authority, MFHR

  (Garfield Papago Center Apartments Project)

   1.15%, 4/15/2004                                                                           8,600,000  (b)           8,600,000

ARKANSAS--.6%

Pulaski County Public Facilities Board, MFHR, VRDN

   (Chapelridge Project) 1.25% (LOC; Regions Bank)                                            5,650,000  (a)           5,650,000

CALIFORNIA--4.2%

State of California, GO Notes, RAW 2%, 6/16/2004

  (Liquidity Facility: Lehman Brothers Holdings, Merrill

   Lynch and Societe Generale)                                                               40,000,000               40,189,460

COLORADO--4.6%

Colorado Housing and Finance Authority, Revenue:

  (Single Family Housing-Class I-IV)

      1.18%, 11/1/2004                                                                        5,000,000                5,000,000

   VRDN (Multifamily Housing-Class I-IV)

      1.07% (GIC; CDC Funding Corp. and

      Liquidity Facility; FHLB)                                                              10,640,000  (a)          10,640,000

City and County of Denver, Airport Revenue, Refunding

   VRDN 1.20% (Insured; MBIA and
   Liquidity Facility; Bank One)                                                             10,000,000  (a)          10,000,000

Mountain Village Housing Authority, Housing Facilities

  Revenue, VRDN (Village Court Apartments Project)

   1.27% (LOC; U.S. Bank NA)                                                                  7,690,000  (a)           7,690,000

Southern Ute Indian Tribe of the Southern Ute Indian

   Reservation, Industrial Revenue 1.10%, 2/3/2004                                           10,000,000               10,000,000

DELAWARE--4.3%

Delaware Economic Development Authority, VRDN:

  IDR, Refunding (Delaware Clean Power Project)

      1.17% (LOC; Motiva Enterprises)                                                        30,000,000  (a)          30,000,000

   MFHR (School House Project)

      1.15% (LOC; HSBC Bank USA)                                                              6,900,000  (a)           6,900,000

Sussex County, IDR, VRDN

   (Pats Inc. Project) 1.35% (LOC; Allfirst Bank)                                             4,370,000  (a)           4,370,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

DISTRICT OF COLUMBIA--1.9%

District of Columbia, Enterprise Zone Revenue, VRDN

  (Trigen-PepCo Energy Services)

   1.20% (LOC; Allfirst Bank)                                                                13,055,000  (a)          13,055,000

Metropolitan Washington Airport Authority

  Transportation Revenue, CP 1.10% 12/10/2003

   (Liquidity Facility; WestLB AG)                                                            5,000,000                5,000,000

FLORIDA--4.9%

Broward County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.25% (Liquidity Facility; Wachovia

   Bank and LOC: FNMA and GNMA)                                                               2,970,000  (a)           2,970,000

Capital Projects Finance Authority, Continuing Care

  Retirement Revenue, VRDN
  (Glenridge On Palmer Ranch)

   1.10% (LOC; Bank of Scotland)                                                             13,000,000  (a)          13,000,000

County of Palm Beach, Health Care Facilities Revenue

   VRDN (Morse Obligation Group)
   1.12% (LOC; Key Bank)                                                                      7,940,000  (a)           7,940,000

Sunshine State Governmental Financing Commission

  Revenue, CP:

    1%, 1/13/2004 (LOC; Landesbank

         Hessen-Thuringen Girozentrale)                                                      10,000,000               10,000,000

      1.08%, 1/14/2004 (LOC; HSH Nordbank)                                                    6,000,000                6,000,000

Tampa Bay Water Utility System, Water Revenue, VRDN

  Merlots Program 1.20% (Insured; FGIC and

   Liquidity Facility; Wachovia Bank)                                                         6,975,000  (a)           6,975,000

GEORGIA--4.2%

Cobb County, GO Notes, Refunding 3%, 1/1/2004                                                 3,600,000                3,605,859

Conyers Housing Authority, MFHR, VRDN

   1.18% (LOC; Amsouth Bank)                                                                  4,000,000  (a)           4,000,000

De Kalb County Housing Authority, MFHR, VRDN

  (Forest Columbia Apartments Project)

   1.25% (LOC; First Tennessee Bank)                                                          8,500,000  (a)           8,500,000

Gwinnett County Development Authority, IDR, VRDN

  (Suzanna's Kitchen Inc. Project)

   1.21% (LOC; Wachovia Bank)                                                                 6,600,000  (a)           6,600,000

Savannah Economic Development Authority

  Industrial Revenue, VRDN

   (Home Depot Project) 1.20%                                                                17,000,000  (a)          17,000,000

                                                                                                                The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS--10.6%

City of Chicago

  Sales Tax Revenue, VRDN, Merlots Program 1.20%

   (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                     10,000,000  (a)          10,000,000

State of Illinois, GO Notes, VRDN

  Merlots Program 1.20% (Insured; MBIA and

   Liquidity Facility; Wachovia Bank)                                                         9,990,000  (a)           9,990,000

Illinois Educational Facilities Authority

  College and University Revenue

  VRDN (St. Xavier University Project)

   1.11% (LOC; ABN-AMRO)                                                                      8,600,000  (a)           8,600,000

Illinois Health Facilities Authority

  Healthcare Facilities Revenues:

    (Evanston Health Corp.):

         .87%, 12/11/2003                                                                    15,000,000               15,000,000

         1%, 3/25/2004                                                                       10,000,000               10,000,000

         1.08%, 5/17/2004                                                                     5,000,000                5,000,000

      VRDN (Helping Hand Rehabilitation Center)

         1.12% (LOC; Fifth Third Bank)                                                        3,045,000  (a)           3,045,000

Lake County, MFHR, VRDN

  (Grand Oaks Apartments Project)

   1.17% (Insured; FNMA and Liquidity Facility; FNMA)                                         9,000,000  (a)           9,000,000

Lombard, MFHR, Refunding, VRDN

  (Clover Creek Apartments Project)

   1.13% (Insured; FNMA and Liquidity Facility; FNMA)                                        10,055,000  (a)          10,055,000

Regional Transportation Authority, GO Notes, VRDN

  Merlots Program 1.20% (Insured; MBIA and

   Liquidity Facility; Wachovia Bank)                                                        10,190,000  (a)          10,190,000

Roaring Fork Municipal Products, Housing Revenue, VRDN

  1.30% (Liquidity Facility; The Bank of New York and

   LOC: FHLMC, FNMA and GNMA)                                                                 6,095,000  (a)           6,095,000

University of Illinois, University Revenue, VRDN

  Merlots Program 1.20% (Insured; MBIA and

   Liquidity Facility; Wachovia Bank)                                                         3,500,000  (a)           3,500,000

INDIANA--2.0%

Indiana Health Facility Financing Authority

  Health Care Facilities Revenue:

      (Ascension Health Credit) 1.15%, 3/2/2004                                               6,000,000                6,000,000

      VRDN (Clark Memorial Hospital Project)

         1.25% (LOC; Bank One)                                                                9,720,000  (a)           9,720,000

City of Shelbyville, EDR, VRDN

   (K-T Corp. Project) 1.25% (LOC; PNC Bank)                                                  2,990,000  (a)           2,990,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

IOWA--.2%

Iowa Higher Education Loan Authority

  College and University Revenue, RAN

   (Palmer University) 2%, 5/24/2004                                                          1,625,000                1,628,053

KANSAS--1.2%

Kansas Development Finance Authority, MFHR, Refunding

  VRDN (Chesapeake Apartments Project)

   1.13% (LOC; FHLB)                                                                          5,500,000  (a)           5,500,000

Wyandotte County-Kansas City Unified Government

   GO Notes 1.04%, 2/1/2004                                                                   5,623,089                5,623,089

KENTUCKY--1.6%

Kentucky Rural Water Finance Corporation

   Utilities Revenue, VRDN, Flexible Term Program
   1.15% (Liquidity Facility; PNC Bank)                                                       8,780,000  (a)           8,780,000

Somerset, Industrial Building Revenue, VRDN

   (Wonderfuel LLC Project) 1.25% (LOC; Bank of America)                                      6,720,000  (a)           6,720,000

LOUISIANA--2.1%

Louisiana Public Facilities Authority, HR, VRDN

   1.15% (LOC; Bank One)                                                                     15,000,000  (a)          15,000,000

Quachita Parish Industrial Development Board

  IDR, VRDN (Garret Manufacturing LLC Project)

   1.30% (LOC; Regions Bank)                                                                  4,755,000  (a)           4,755,000

MARYLAND--.9%

County of Baltimore, Revenue, Refunding, VRDN

   (Shade Tree Trace) 1.22% (LOC; Allfirst Bank)                                              6,040,000  (a)           6,040,000

Maryland Economic Development Corporation, Revenue

  VRDN (Todd/Allan Printing Facility)

   1.35% (LOC; Allfirst Bank)                                                                 2,125,000  (a)           2,125,000

MASSACHUSETTS--2.0%

Mendon Upton Regional School District, GO Notes

   BAN 1.50%, 4/30/2004                                                                       8,000,000                8,016,071

Old Rochester Regional School District, GO Notes, BAN

   1.75%, 2/19/2004                                                                          11,000,000               11,013,815

MICHIGAN--2.8%

Birmingham Economic Development Corporation, LOR

  VRDN (Brown St. Association Project)

   1.40% (LOC; ABN-AMRO)                                                                      1,750,000  (a)           1,750,000

City of Detroit, Sewer Disposal Revenue, VRDN

  Merlots Program 1.20% (Insured; FGIC and

   Liquidity Facility; Wachovia Bank)                                                         4,685,000  (a)           4,685,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN (CONTINUED)

Detroit Downtown Development Authority, LR, Refunding

  VRDN (Millender Center Project)

   1.15% (LOC; HSBC Bank USA)                                                                 7,000,000  (a)           7,000,000

Lake St. Clair Shores Drain District, GO Notes, VRDN

   1.22% (Liquidity Facility; Comerica Bank)                                                  1,990,000  (a)           1,990,000

Michigan Hospital Finance Authority, Health Care Facilities

  Revenue, VRDN, Hospital Equipment Loan Program

   1.18% (LOC; ABN-AMRO)                                                                     10,000,000  (a)          10,000,000

Michigan Housing Development Authority

  LOR, Refunding, VRDN (Harbortown Limited Dividend)

   1.245% (LOC; Deutsche Bank)                                                                1,000,000  (a)           1,000,000

MINNESOTA--1.1%

Dakota County Development Agency, SFMR, Refunding

   1.05% 8/1/2004 (Insured; AMBAC)                                                           10,000,000               10,000,000

MISSISSIPPI--1.9%

Mississippi Business Finance Corporation, College and

  University Revenue, VRDN (Belhaven College Project)

   1.20% (LOC; First Tennessee Bank)                                                          9,820,000  (a)           9,820,000

University Educational Building Corporation

  College and University Revenue, VRDN

  (Campus Improvements Project) 1.17%

   (Insured; MBIA and Liquidity Facility; Amsouth Bank)                                       7,820,000  (a)           7,820,000

NEBRASKA--2.8%

Nebhelp Incorporated, College and University Revenue

  VRDN, Multiple Mode Student Loan

  1.15% (Insured; MBIA and Liquidity Facility;

   Lloyds TSB Bank PLC)                                                                      26,480,000  (a)          26,480,000

NEVADA--1.1%

Clark County School District, GO Notes, VRDN

  Merlots Program 1.20% (Insured; FSA and

   Liquidity Facility; Wachovia Bank)                                                         9,990,000  (a)           9,990,000

NEW HAMPSHIRE--2.7%

New Hampshire Business Finance Authority, IDR, VRDN

  (Keeney Manufacturing Co. Project)

   1.20% (LOC; Fleet National Bank )                                                          5,100,000  (a)           5,100,000

New Hampshire Health and Education Facilities Authority

  Health Care Facilities Revenue, VRDN:

      (Catholic Medical Center)
         1.12% (LOC; Citizens Bank of Massachusetts)                                          9,905,000  (a)           9,905,000

      (Huntington At Nashua)
         1.20% (LOC; Comerica Bank)                                                          10,000,000  (a)          10,000,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--.2%

New Mexico Mortgage Finance Authority, Revenue, VRDN

  1.22% (Insured; AIG Funding Inc. and

   Liquidity Facility; Merrill Lynch)                                                         2,365,000  (a)           2,365,000

NEW YORK--3.1%

Village of Freeport, GO Notes, BAN

   2%, 1/22/2004                                                                              5,000,000                5,005,981

Johnson City Central School District, GO Notes, BAN

   1.50%, 6/17/2004                                                                           4,000,000                4,007,444

New York City Municipal Water Finance Authority

  Water and Sewer Revenue, CP

    .95%, 12/10/2003

      (LOC: Bayerische Landesbank and WestLB AG)                                             15,000,000               15,000,000

New York Mortgage Agency

   Revenue, 1.125%, 4/2/2004                                                                  5,000,000                5,000,000

OHIO--3.2%

County of Hamilton, Healthcare Facilities Revenue, VRDN

  (Twin Towers and Twin Lakes) 1.13%

   (LOC; U.S. Bank NA)                                                                       14,000,000  (a)          14,000,000

Lake County, Hospital Facilities Revenue, VRDN

  (Lake Hospital Systems Inc.)

  1.21% (Insured; Radian Bank and Liquidity

   Facility; Fleet National Bank)                                                            12,000,000  (a)          12,000,000

Lorain County, Independent Living Facilities Revenue

  VRDN (Elyria United Methodist Project)

   1.12% (LOC; Bank One)                                                                      4,640,000  (a)           4,640,000

OREGON--.6%

Oregon State Housing and Community Services Department

   SFMR 1.35%, 12/23/2003                                                                     6,200,000                6,200,000

PENNSYLVANIA--12.5%

Bucks County Industrial Development Authority

  Healthcare Facilities Revenue, VRDN

  (Pennswood Village Project) 1.12%

   (LOC; Fleet National Bank)                                                                 7,000,000  (a)           7,000,000

Emmaus General Authority, Revenue, VRDN:

   1.13%, Series F-19 (LOC; Depfa Bank PLC)                                                   4,300,000  (a)           4,300,000

   1.13%, Sub-Series G-18 (LOC; Depfa Bank PLC)                                               5,000,000  (a)           5,000,000

Franklin County Industrial Development Authority

  Industrial Revenue, VRDN (Menno Haven Project)

  1.20% (Insured; Radian Bank and Liquidity Facility;

   Fleet National Bank)                                                                      13,200,000  (a)          13,200,000

                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA (CONTINUED)

Lancaster County Hospital Authority, Senior Living

  Facilities Revenue, VRDN:

      (Luthercare Project) 1.22% (LOC; Allfirst Bank)                                        17,695,000  (a)          17,695,000

      (QuarryVille Presbyterian) 1.15% (LOC; Allfirst Bank)                                   7,700,000  (a)           7,700,000

      (Willow Valley Retirement Project)

         1.20% (Insured; Radian Bank and Liquidity Facility;

         Fleet National Bank)                                                                10,000,000  (a)          10,000,000

Montgomery County Higher Education and Health

  Authority, Revenue, VRDN

  (Pennsylvania Higher Education and Health):

      1.16% (LOC; Allfirst Bank)                                                              8,455,000  (a)           8,455,000

      1.20% (LOC; M&T Bank)                                                                  12,415,000  (a)          12,415,000

State of Pennsylvania, GO Notes, VRDN, Merlots Program

  1.20% (Insured; MBIA and Liquidity Facility;

   Wachovia Bank)                                                                             5,875,000  (a)           5,875,000

Philadelphia Authority for Industrial Development

  Industrial Revenue, VRDN (30th Street Station Project)
  1.10% (Insured; MBIA and Liquidity Facility;

   The Bank of New York)                                                                      8,600,000  (a)           8,600,000

Philadelphia Gas Works, Electric Revenue, CP

   1.12%, 12/5/2003 (LOC; JPMorgan Chase Bank)                                               15,100,000               15,100,000

Philadelphia Hospitals and Higher Education Facilities
   Authority, Healthcare Facilities Revenue, VRDN

   (Children's Hospital Project) 1.10%

   (LOC: JPMorgan Chase Bank and WestLB AG)                                                   3,400,000  (a)           3,400,000

RHODE ISLAND--.5%

Rhode Island Housing and Mortgage Finance Corporation

   Revenue 4%, 12/22/2003                                                                     5,000,000                5,008,423

SOUTH CAROLINA--1.6%

South Carolina Association of Governmental Organizations

   COP 1.50%, 4/14/2004                                                                      15,000,000               15,024,662

TENNESSEE--3.2%

Blount County Public Building Authority, Revenue, VRDN

  (Local Government Public Improvement) 1.13%

   (Insured; AMBAC and Liquidity Facility; Regions Bank)                                      2,520,000  (a)           2,520,000

Knoxville Utilities Board, Water Revenue, VRDN 1.07%

   (Insured; FSA and Liquidity Facility; SunTrust Bank)                                      11,500,000               11,500,000


                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------
TENNESSEE (CONTINUED)

Metropolitan Government Nashville and Davidson County
  Health and Educational Facility Board, College and
  University Revenue, VRDN (Vanderbilt University)

  1.06% (Liquidity Facility: Bayerische Landesbank

   and Landesbank Hessen-Thuringen Girozentrale)                                             16,555,000  (a)          16,555,000

TEXAS--8.9%

City of Austin, Water and Wastewater Systems Revenue

  VRDN, Merlots Program 1.20% (Insured; FSA and

   Liquidity Facility; Wachovia Bank)                                                         6,415,000  (a)           6,415,000

Dallas Fort-Worth International Airport Facilities

  Improvement Co., Airport Revenue, VRDN, Merlots

   Program 1.25%, (Insured; FSA and Liquidity Facility;
   Wachovia Bank)                                                                             3,540,000  (a)           3,540,000

City of Denton, Utility System Revenue

   Refunding and Improvement
   5.625%, 12/1/2003 (Insured; FSA)                                                           3,545,000                3,545,000

Greater Texas Student Loan Corporation

  Student Loan Revenue, VRDN 1.14%

   (LOC; Student Loan Marketing Corp.)                                                       10,000,000  (a)          10,000,000

Harris County Health Facilities Development Authority

  HR, VRDN (Texas Children's Hospital)

  1.12% (Insured; MBIA and Liquidity Facility;

   JPMorgan Chase Bank)                                                                       7,500,000  (a)           7,500,000

Port of Port Arthur Navigation District, Environmental

  Facilities Revenue, Refunding, VRDN

   (Motiva Enterprises Project) 1.20%                                                         5,000,000  (a)           5,000,000

City of Richardson, GO Notes 1%, 6/15/2004

   (Liquidity Facility; Bank of America)                                                      5,000,000                5,000,000

City of San Antonio, Water and Sewer Revenue

  VRDN, Merlots Program 1.20%

   (Liquidity Facility; Wachovia Bank)                                                        6,000,000  (a)           6,000,000

State of Texas:

  GO Notes, Refunding (College Student Loan)

   .95% 7/1/2004 (Liquidity Facility; Landesbank
   Hessen-Thuringen Girozentrale)                                                            20,000,000               20,000,000

   Revenue, TRAN 2%, 8/31/2004                                                               17,000,000               17,109,070

                                                                                                             The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                               Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

UTAH--.8%

Intermountain Power Agency, GO Notes, CP

   1.10%, 12/8/2003 (Liquidity Facility:
   Bank of America and Scotia Bank)                                                           7,200,000                7,200,000

WASHINGTON--1.8%

Pierce County Economic Development Corporation

  Industrial Revenue, VRDN (Seatac Packaging Project)

   1.20% (LOC; HSBC Bank USA)                                                                 5,300,000  (a)           5,300,000

State of Washington, GO Notes, VRDN, Merlots Program

  1.20% (Insured: FGIC and MBIA and

   Liquidity Facility; Wachovia Bank)                                                         5,010,000  (a)           5,010,000

Washington Housing Finance Commission, MFHR, VRDN

   (Holly Village Senior Living) 1.15%
   (Insured; FNMA and Liquidity Facility; FNMA)                                               6,600,000  (a)           6,600,000

WYOMING--2.8%

Campbell County, IDR

  (Two Elk Power Generation Station Project)

   1.40%, 12/3/2003 (GIC; Bayerische Landesbank)                                             27,000,000               27,000,000

TOTAL INVESTMENTS (cost $939,906,927)                                                             99.2%              939,906,927

CASH AND RECEIVABLES (NET)                                                                          .8%                7,401,953

NET ASSETS                                                                                       100.0%              947,308,880



Summary of Abbreviations

AMBAC                     American Municipal Bond            GO                        General Obligation
                             Assurance Corporation           HR                        Hospital Revenue
BAN                       Bond Anticipation Notes            IDR                       Industrial Development Revenue
CP                        Commercial Paper                   LOC                       Letter of Credit
EDR                       Economic Development Revenue       LOR                       Limited Obligation Revenue
FGIC                      Financial Guaranty Insurance       LR                        Lease Revenue
                             Company                         MBIA                      Municipal Bond Investors
FHLB                      Federal Home Loan Bank                                       Assurance Insurance
FHLMC                     Federal Home Loan Mortgage                                   Corporation
                             Corporation                     MFHR                      Multi-Family Housing Revenue
FNMA                      Federal National Mortgage          RAN                       Revenue Anticipation Notes
                             Association                     RAW                       Revenue Anticipation Warrants
FSA                       Financial Security Assurance       RAW                       Revenue Anticipation Warrants
GIC                       Guaranteed Investment Contract     SFMR                      Single Family Mortgage Revenue
GNMA                      Government National Mortgage       TRAN                      Tax and Revenue Anticipation
                             Association                                                  Notes
                                                             VRDN                      Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               91.7

AAA, AA, A (c)                   Aaa, Aaa, A (c)                 AAA, AA, A (c)                                    4.5

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     3.8

                                                                                                                 100.0

(A)  SECURITIES PAYABLE ON DEMAND.  VARIABLE INTEREST  RATE--SUBJECT TO PERIODIC
     CHANGE.

(B)  BONDS  WHICH  ARE  PREREFUNDED  ARE   COLLATERALIZED  BY  U.S.   GOVERNMENT
     SECURITIES  WHICH  ARE HELD IN  ESCROW  AND ARE USED TO PAY  PRINCIPAL  AND
     INTEREST  ON THE  MUNICIPAL  ISSUE AND TO  RETIRE  THE BONDS IN FULL AT THE
     EARLIEST REFUNDING DATE.

(C)  NOTES WHICH ARE NOT F, MIG AND SP RATED ARE  REPRESENTED BY BOND RATINGS OF
     THE ISSUERS.

(D)  SECURITIES WHICH,  WHILE NOT RATED BY FITCH,  MOODY'S AND STANDARD & POOR'S
     HAVE BEEN  DETERMINED BY THE MANAGER TO BE OF  COMPARABLE  QUALITY TO THOSE
     RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                             The Fund


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003 (Unaudited)

                                                             Cost        Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           939,906,927   939,906,927

Cash                                                                  5,152,148

Interest receivable                                                   2,684,286

Prepaid expenses                                                         28,813

                                                                    947,772,174
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           422,320

Payable for shares of Common Stock redeemed                              19,600

Accrued expenses                                                         21,374

                                                                        463,294
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      947,308,880
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     947,150,340

Accumulated net realized gain (loss) on investments                     158,540
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      947,308,880
--------------------------------------------------------------------------------

SHARES OUTSTANDING

(5 billion shares of $.001 par value Common Stock authorized)       948,926,518

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS..


STATEMENT OF OPERATIONS

Six Months Ended November 30, 2003 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      5,040,244

EXPENSES:

Management fee--Note 2(a)                                            2,373,662

Shareholder servicing costs--Note 2(b)                                 279,954

Custodian fees                                                          44,057

Director's fees and expenses--Note 2(c)                                 31,065

Professional fees                                                       27,262

Registration fees                                                       19,225

Prospectus and shareholders' reports                                     1,324

Miscellaneous                                                           12,846

TOTAL EXPENSES                                                       2,789,395

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                            2,250,849

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                        November 30, 2003           Year Ended
                                              (Unaudited)         May 31, 2003
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          2,250,849            7,790,449

Net realized gain (loss) from investments              --              248,020

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,250,849            8,038,469
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                        (2,250,849)          (7,790,449)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share)

Net proceeds from shares sold                 915,952,614       1,613,536,986

Dividends reinvested                              984,304           3,531,255

Cost of shares redeemed                     (874,391,552)      (1,737,858,623)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      42,545,366         (120,790,382)

TOTAL INCREASE (DECREASE) IN NET ASSETS       42,545,366         (120,542,362)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           904,763,514        1,025,305,876

END OF PERIOD                                 947,308,880          904,763,514

SEE NOTES TO FINANCIAL STATEMENTS.



FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.




                                        Six Months Ended                                     Year Ended May 31,
                                       November 30, 2003       ---------------------------------------------------------------------
                                             (Unaudited)         2003             2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                              1.00         1.00             1.00            1.00         1.00          1.00

Investment Operations:

Investment income--net                               .002         .008             .015            .034         .030          .027

Distributions:

Dividends from
   investment income--net                           (.002)       (.008)           (.015)          (.034)       (.030)        (.027)

Net asset value, end of period                      1.00         1.00             1.00            1.00         1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                     .48(a)       .84             1.51            3.46          3.05         2.78
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                             .59(a)       .59              .58             .59           .62          .63

Ratio of net investment income
   to average net assets                             .47(a)       .83             1.50            3.39          3.00         2.73
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                   947,309       904,764       1,025,306         920,718       829,854      901,128

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                                    The Fund



NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

Dreyfus Municipal Money Market Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2A-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represent amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $41,980 during the period ended November 30, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(D) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2003 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(B) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, the fund was charged $147,732 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $74,490 pursuant to the transfer agency agreement.

(C) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.


NOTES

                  For More Information

                        Dreyfus
                        Municipal Money
                        Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  910SA1103




ITEM 2.  CODE OF ETHICS.

            Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

            Not applicable.

ITEM 6.      [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL MONEY MARKET FUND, INC.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  January 23, 2004

By:   /S/JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  January 23, 2004

                                  EXHIBIT INDEX

     (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

     (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)